UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               --------------

Check here if Amendment [  ]; Amendment Number:
                                               --------------
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Diversified Global Asset Management Corporation
Address:  Toronto-Dominion Centre
          Royal Trust Tower
          77 King Street West, Suite 4310
          P.O. Box 259
          Toronto, Ontario M5K 1J5

13F File Number:  28-12840
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeff Lucassen
Title: Chief Financial and Operating Officer of Diversified Global Asset Management Corporation
Phone:     416-644-7587

Signature, Place, and Date of Signing:

      /s/ Jeff Lucassen         Toronto, Ontario         May 15, 2008
      -----------------         ----------------         ------------
         [Signature]             [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           --------------------

Form13F Information Table Entry Total:     125
                                           --------------------

Form13F Information Table Value Total:     $106,195 (thousands)
                                           --------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           DIVERSIFIED GLOBAL ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                    QUARTER ENDED MARCH 31, 2008
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104      362   157977 SH       SOLE                   157977
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6      772   700000 PRN      SOLE                                   NONE
AMAZON COM INC                 COM              023135106      212     2967 SH       SOLE                     2967
AMDOCS LTD                     NOTE 0.500% 3/1  02342TAD1       99   100000 PRN      SOLE                                   NONE
AMERICAN EXPRESS CO            COM              025816109      453    10353 SH       SOLE                    10353
AMGEN INC                      NOTE 0.125% 2/0  031162AN0      363   400000 PRN      SOLE                                   NONE
ANADARKO PETE CORP             COM              032511107      354     5613 SH       SOLE                     5613
ANOORAQ RES CORP               COM              03633E108       78    23520 SH       SOLE                    23520
AQUILA INC                     COM              03840P102      488   152047 SH       SOLE                   152047
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2      232   200000 PRN      SOLE                                   NONE
AUTONATION INC                 COM              05329W102      214    14275 SH       SOLE                    14275
AUTOZONE INC                   COM              053332102      454     3985 SH       SOLE                     3985
BARNES & NOBLE INC             COM              067774109      230     7512 SH       SOLE                     7512
BAXTER INTL INC                COM              071813109      449     7762 SH       SOLE                     7762
BEA SYS INC                    COM              073325102     1159    60546 SH       SOLE                    60546
BECKMAN COULTER INC            NOTE 2.500%12/1  075811AD1      219   200000 PRN      SOLE                                   NONE
BORDERS GROUP INC              COM              099709107      146    24825 SH       SOLE                    24825
BOSTON PPTYS LTD PARTNERSHIP   NOTE 3.750% 5/1  10112RAG9      569   500000 PRN      SOLE                                   NONE
BRIGHT HORIZON FAMILY SOLUTI   COM              109195107      778    18065 SH       SOLE                    18065
BRINKS CO                      COM              109696104      357     5308 SH       SOLE                     5308
BUILDING MATLS HLDG CORP       COM              120113105      253    57857 SH       SOLE                    57857
BURLINGTON NORTHN SANTA FE C   COM              12189T104      373     4045 SH       SOLE                     4045
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1  13342BAB1     1684  1200000 PRN      SOLE                                   NONE
CARNIVAL CORP                  DBCV 1.132% 4/2  143658AV4      324   500000 PRN      SOLE                                   NONE
CHESAPEAKE ENERGY CORP         NOTE 2.750%11/1  165167BW6      401   300000 PRN      SOLE                                   NONE
CHOICEPOINT INC                COM              170388102      728    15301 SH       SOLE                    15301
CLEAR CHANNEL COMMUNICATIONS   COM              184502102      578    19767 SH       SOLE                    19767
COCA COLA CO                   COM              191216100      373     6133 SH       SOLE                     6133
COMMERCE GROUP INC MASS        COM              200641108      688    19091 SH       SOLE                    19091
CONOCOPHILLIPS                 COM              20825C104      212     2779 SH       SOLE                     2779
CONSECO INC                    DBCV 3.500% 9/3  208464BH9      745   900000 PRN      SOLE                                   NONE
COUNTRYWIDE FINANCIAL CORP     COM              222372104      579   105220 SH       SOLE                   105220
CSX CORP                       COM              126408103      390     6961 SH       SOLE                     6961
CYPRESS SEMICONDUCTOR CORP     COM              232806109      375    15872 SH       SOLE                    15872
DELTA AIR LINES INC DEL        COM NEW          247361702      146    17006 SH       SOLE                    17006
DISNEY WALT CO                 NOTE 2.125% 4/1  254687AU0      256   240000 PRN      SOLE                                   NONE
E M C CORP MASS                NOTE 1.750%12/0  268648AK8      820   700000 PRN      SOLE                                   NONE
ELECTRONIC DATA SYS NEW        NOTE 3.875% 7/1  285661AF1      486   500000 PRN      SOLE                                   NONE
ENERGY EAST CORP               COM              29266M109      606    25137 SH       SOLE                    25137
EXPRESS SCRIPTS INC            COM              302182100      211     3273 SH       SOLE                     3273
FIRST CHARTER CORP             COM              319439105      857    32103 SH       SOLE                    32103
FIRST SOLAR INC                COM              336433107      221      955 SH       SOLE                      955
FLEXTRONICS INTL LTD           NOTE 1.000% 8/0  33938EAL1      297   311000 PRN      SOLE                                   NONE
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5      515   600000 PRN      SOLE                                   NONE
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      441     4581 SH       SOLE                     4581
GAMESTOP CORP NEW              CL A             36467W109      223     4322 SH       SOLE                     4322
GARTNER INC                    COM              366651107      360    18608 SH       SOLE                    18608
GEMSTAR-TV GUIDE INTL INC      COM              36866W106      649   137999 SH       SOLE                   137999
GENERAL MTRS CORP              DEB SR CV C 33   370442717      261    15800 SH       SOLE                    15800
GENERAL MTRS CORP              COM              370442105      204    10724 SH       SOLE                    10724
GETTY IMAGES INC               COM              374276103      546    17060 SH       SOLE                    17060
GILEAD SCIENCES INC            NOTE 0.500% 5/0  375558AG8      851   600000 PRN      SOLE                                   NONE
GRANT PRIDECO INC              COM              38821G101      625    12700 SH       SOLE                    12700
HALLIBURTON CO                 NOTE 3.125% 7/1  406216AM3      210   100000 PRN      SOLE                                   NONE
HEALTH CARE REIT INC           NOTE 4.750% 7/1  42217KAQ9     1610  1500000 PRN      SOLE                                   NONE
HEINZ H J CO                   COM              423074103      368     7839 SH       SOLE                     7839
HLTH CORPORATION               COM              40422Y101      574    60200 SH       SOLE                    60200
HOME DEPOT INC                 COM              437076102      215     7696 SH       SOLE                     7696
HUNTSMAN CORP                  COM              447011107      651    27639 SH       SOLE                    27639
INTEL CORP                     SDCV 2.950%12/1  458140AD2      784   800000 PRN      SOLE                                   NONE
INTERNATIONAL GAME TECHNOLOG   DBCV 2.600%12/1  459902AP7      402   400000 PRN      SOLE                                   NONE
INTUITIVE SURGICAL INC         COM NEW          46120E602      226      698 SH       SOLE                      698
ISHARES INC                    MSCI S KOREA     464286772     2795    50100 SH       SOLE                    50100
ISHARES TR                     MSCI EAFE IDX    464287465     3804    52900 SH       SOLE                    52900
ISHARES TR                     DJ US REAL EST   464287739     3672    56400 SH       SOLE                    56400
ISHARES TR                     MSCI EMERG MKT   464287234    14446   107500 SH       SOLE                   107500
ISHARES TR                     RSSL MCRCP IDX   464288869     1736    37329 SH       SOLE                    37329
ISHARES TR                     S&P LTN AM 40    464287390     6489    25700 SH       SOLE                    25700
ISHARES TR                     LEHMAN AGG BND   464287226    13970   136057 SH       SOLE                   136057
JUNIPER NETWORKS INC           NOTE 6/1         48203RAC8      126   100000 PRN      SOLE                                   NONE
KRAFT FOODS INC                CL A             50075N104      355    11432 SH       SOLE                    11432
LEAR CORP                      COM              521865105      299    11542 SH       SOLE                    11542
LOCKHEED MARTIN CORP           DBCV 8/1         539830AP4      296   216000 PRN      SOLE                                   NONE
LUCENT TECHNOLOGIES INC        DBCV 2.875% 6/1  549463AH0       77   100000 PRN      SOLE                                   NONE
MASTERCARD INC                 CL A             57636Q104      624     2798 SH       SOLE                     2798
MDS INC                        COM              55269P302      428    21965 SH       SOLE                    21965
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0     1791  1700000 PRN      SOLE                                   NONE
MERRILL LYNCH & CO INC         NOTE 3/1         590188W46      744   700000 PRN      SOLE                                   NONE
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6      508   700000 PRN      SOLE                                   NONE
MILLIPORE CORP                 NOTE 3.750% 6/0  601073AD1      719   700000 PRN      SOLE                                   NONE
MIRANT CORP NEW                COM              60467R100      359     9875 SH       SOLE                     9875
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8      873   700000 PRN      SOLE                                   NONE
MONSANTO CO NEW                COM              61166W101      201     1801 SH       SOLE                     1801
MOTOROLA INC                   COM              620076109      183    19728 SH       SOLE                    19728
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1      409   400000 PRN      SOLE                                   NONE
NATIONAL CITY CORP             NOTE 4.000% 2/0  635405AW3     1239  1500000 PRN      SOLE                                   NONE
NATIONAL SEMICONDUCTOR CORP    COM              637640103      480    26178 SH       SOLE                    26178
NATIONWIDE FINL SVCS INC       CL A             638612101      634    13400 SH       SOLE                    13400
NAVTEQ CORP                    COM              63936L100      718    10554 SH       SOLE                    10554
NYSE EURONEXT                  COM              629491101      429     6950 SH       SOLE                     6950
OCCIDENTAL PETE CORP DEL       COM              674599105      347     4741 SH       SOLE                     4741
OMNICARE INC                   DBCV 3.250%12/1  681904AL2      134   200000 PRN      SOLE                                   NONE
PENN NATL GAMING INC           COM              707569109      342     7827 SH       SOLE                     7827
PEP BOYS MANNY MOE & JACK      COM              713278109      299    30038 SH       SOLE                    30038
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105     1889    52822 SH       SOLE                    52822
PROCTER & GAMBLE CO            COM              742718109      379     5405 SH       SOLE                     5405
PRUDENTIAL FINL INC            COM              744320102      377     4822 SH       SOLE                     4822
PUGET ENERGY INC NEW           COM              745310102      729    28167 SH       SOLE                    28167
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1  749121BY4      615   600000 PRN      SOLE                                   NONE
RED HAT INC                    DBCV 0.500% 1/1  756577AB8       99   100000 PRN      SOLE                                   NONE
ROWAN COS INC                  COM              779382100      366     8894 SH       SOLE                     8894
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5      293   400000 PRN      SOLE                                   NONE
SEARS HLDGS CORP               COM              812350106      371     3638 SH       SOLE                     3638
STERLITE INDS INDIA LTD        ADS              859737207      316    17712 SH       SOLE                    17712
SUNCOR ENERGY INC              COM              867229106      348     3608 SH       SOLE                     3608
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5     1821  1700000 PRN      SOLE                                   NONE
TARGET CORP                    COM              87612E106      343     6769 SH       SOLE                     6769
TENET HEALTHCARE CORP          COM              88033G100      116    20480 SH       SOLE                    20480
TEVA PHARMACEUTICAL FIN CO B   NOTE 1.750% 2/0  88165FAA0      453   400000 PRN      SOLE                                   NONE
TIFFANY & CO NEW               COM              886547108      487    11639 SH       SOLE                    11639
TRANE INC                      COM              892893108      823    17921 SH       SOLE                    17921
TRANSOCEAN SEDCO FOREX INC     NOTE 1.625%12/1  893830AU3     1641  1500000 PRN      SOLE                                   NONE
UAP HLDG CORP                  COM              903441103      680    17744 SH       SOLE                    17744
UNION PAC CORP                 COM              907818108      357     2846 SH       SOLE                     2846
UNUM GROUP                     COM              91529Y106      330    14988 SH       SOLE                    14988
VIRGIN MEDIA INC               COM              92769L101      229    16300 SH       SOLE                    16300
VISTEON CORP                   COM              92839U107      359    95610 SH       SOLE                    95610
VORNADO RLTY TR                DBCV 2.850% 4/0  929042AC3      341   400000 PRN      SOLE                                   NONE
WELLS FARGO & CO NEW           DBCV 5/0         949746FA4      600   600000 PRN      SOLE                                   NONE
WELLS FARGO & CO NEW           COM              949746101      331    11374 SH       SOLE                    11374
WENDYS INTL INC                COM              950590109      336    14587 SH       SOLE                    14587
WILLIAMS COS INC DEL           COM              969457100      423    12839 SH       SOLE                    12839
WYETH                          DBCV 1/1         983024AD2      501   500000 PRN      SOLE                                   NONE
XM SATELLITE RADIO HLDGS INC   CL A             983759101      558    48016 SH       SOLE                    48016
YAHOO INC                      COM              984332106      852    29465 SH       SOLE                    29465